LONG-TERM INVESTMENT	6 Months Ended
Mar. 31, 2024
LONG-TERM INVESTMENT
LONG-TERM INVESTMENT

NOTE 8 – LONG-TERM INVESTMENT

In July 2017, Moshangfa acquired 40% ownership interest of JiuQuan Funong Biotech Co., Ltd (“Funong”) with a total investment amount of RMB3,300,000, which have been paid in the amount of RMB1,200,000 ($176,121 equivalent) in 2017, RMB1,658,750 ($253,596 equivalent) in 2018, and RMB441,250 ($64,165 equivalent) in 2019, respectively. The investment was accounted for using equity method.

Equity method investment consisted of the following:

	As of	As of
	March 31, 2024	September 30, 2023
Equity method investment:
Cost of equity method investment	456,988	452,303
Profit from equity method investment	210,687	208,527
Dividend Distribution received	(110,786)	(54,825)
Investment disposed	(456,988)	—
Loss recognized from disposal	(99,901)	—
Total long-term investment	$—	$606,005